RELATED PARTY TRANSACTIONS (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Management fees	$ 205,000	$ 270,000	$ 175,000
Professional fees	189,796	$ 159,593	219,948
Number of shares issued		3,480,000
Number of shares issued, value	2,404,000	$ 626,000	637,070
Chief Executive Officer [Member]
IfrsStatementLineItems [Line Items]
Management fees	150,000	150,000	31,250
Bonus award	35,000
Former president and chief executive officer [member]
IfrsStatementLineItems [Line Items]
Management fees	20,000	120,000	143,750
Chief executive officer and Former executive vice president [member]
IfrsStatementLineItems [Line Items]
Consulting fees			45,000
Chief Financial Officer [Member]
IfrsStatementLineItems [Line Items]
Bonus award	30,000
Professional fees	120,000	120,000	75,000
Chief technology officer [member]
IfrsStatementLineItems [Line Items]
Bonus award	35,000
Consulting fees	127,500	120,000	126,667
Chief financial officer and Former corporate secretary [member]
IfrsStatementLineItems [Line Items]
Consulting fees			47,270
Former chief financial officer [member]
IfrsStatementLineItems [Line Items]
Professional fees
Directors and officers [member]
IfrsStatementLineItems [Line Items]
Number of shares issued		1,900,000
Number of shares issued, value		$ 47,500